Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000000079
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Asset Allocation Portfolio
Average Annual Return, Percent	9.72%	6.17%	6.72%
C000000080
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Balanced Portfolio
Average Annual Return, Percent	7.43%	4.76%	5.53%
C000000076
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Domestic Equity Portfolio
Average Annual Return, Percent	7.07%	5.90%	7.40%
C000050280
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Equity Portfolio
Average Annual Return, Percent	4.02%	0.12%	2.50%
C000000077
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Equity Income Portfolio
Average Annual Return, Percent	11.88%	8.60%	8.40%
C000000090
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Focused Appreciation Portfolio
Average Annual Return, Percent	34.43%	18.22%	16.94%
C000000091
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Growth Stock Portfolio
Average Annual Return, Percent	37.82%	14.77%	13.44%
C000000081
Average Annual Return [Line Items]
Line Graph and Table Measure Name	High Yield Bond Portfolio
Average Annual Return, Percent	6.38%	3.71%	4.95%
C000000089
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Index 400 Stock Portfolio
Average Annual Return, Percent	13.63%	10.07%	9.41%
C000000078
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Index 500 Stock Portfolio
Average Annual Return, Percent	24.75%	14.30%	12.86%
C000050279
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Index 600 Stock Portfolio
Average Annual Return, Percent	8.43%	8.01%	8.61%
C000050276
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Inflation Protection Portfolio
Average Annual Return, Percent	1.96%	1.50%	1.95%
C000000087
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Equity Portfolio
Average Annual Return, Percent	3.94%	2.81%	3.02%
C000000086
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Growth Portfolio
Average Annual Return, Percent	5.30%	5.96%	7.03%
C000050277
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Large Cap Blend Portfolio
Average Annual Return, Percent	23.86%	10.92%	10.22%
C000000075
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Large Cap Core Stock Portfolio
Average Annual Return, Percent	22.16%	13.86%	11.88%
C000050275
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Large Company Value Portfolio
Average Annual Return, Percent	10.69%	7.46%	7.58%
C000050282
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Long-Term U.S. Government Bond Portfolio
Average Annual Return, Percent	(5.78%)	(5.29%)	(0.93%)
C000000085
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Mid Cap Growth Stock Portfolio
Average Annual Return, Percent	8.21%	5.55%	7.03%
C000000088
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Mid Cap Value Portfolio
Average Annual Return, Percent	8.65%	7.42%	8.15%
C000050283
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multi-Sector Bond Portfolio
Average Annual Return, Percent	6.42%	0.93%	3.33%
C000050278
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Research International Core Portfolio
Average Annual Return, Percent	3.25%	4.20%	5.48%
C000000082
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Select Bond Portfolio
Average Annual Return, Percent	1.76%	0.09%	1.57%
C000050281
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Short-Term Bond Portfolio
Average Annual Return, Percent	5.04%	1.92%	1.90%
C000000074
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small Cap Growth Stock Portfolio
Average Annual Return, Percent	13.18%	5.89%	8.12%
C000000084
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small Cap Value Portfolio
Average Annual Return, Percent	10.36%	6.59%	7.77%
S&P US 500 Total Return Index - SPTR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.53%	13.10%
Bloomberg US Aggregate Bond Index - LBUSTRUU
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
S&P US 500 Total Return Index - SPTR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.53%	13.10%
MSCI Emerging Markets Index - NDUEEGF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Emerging Markets Index (Net)
Average Annual Return, Percent	7.50%	1.70%	3.64%
S&P US 500 Total Return Index - SPTR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.53%	13.10%
S&P US 500 Total Return Index - SPTR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.53%	13.10%
S&P US 500 Total Return Index - SPTR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.53%	13.10%
Bloomberg US Aggregate Bond Index - LBUSTRUU
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
S&P US 500 Total Return Index - SPTR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.53%	13.10%
S&P US 500 Total Return Index - SPTR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.53%	13.10%
S&P US 500 Total Return Index - SPTR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.53%	13.10%
Bloomberg US Aggregate Bond Index - LBUSTRUU
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
MSCI All Country World (ex-US) Index - NDUEACWZ
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> All Country World (ex-US) Index (Net)
Average Annual Return, Percent	5.53%	4.10%	4.80%
MSCI All Country World (ex-US) Index - NDUEACWZ
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> All Country World (ex-US) Index (Net)
Average Annual Return, Percent	5.53%	4.10%	4.80%
S&P US 500 Total Return Index - SPTR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.53%	13.10%
S&P US 500 Total Return Index - SPTR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.53%	13.10%
S&P US 500 Total Return Index - SPTR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.53%	13.10%
Bloomberg US Aggregate Bond Index - LBUSTRUU
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
S&P US 500 Total Return Index - SPTR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.53%	13.10%
S&P US 500 Total Return Index - SPTR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.53%	13.10%
Bloomberg Global Aggregate Index - LEGATRUU
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Global Aggregate Index
Average Annual Return, Percent	(1.69%)	(1.96%)	0.15%
MSCI All Country World (ex-US) Index - NDUEACWZ
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> All Country World (ex-US) Index (Net)
Average Annual Return, Percent	5.53%	4.10%	4.80%
Bloomberg US Aggregate Bond Index - LBUSTRUU
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Bloomberg US Aggregate Bond Index - LBUSTRUU
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
S&P US 500 Total Return Index - SPTR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.53%	13.10%
S&P US 500 Total Return Index - SPTR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.53%	13.10%
Asset Allocation Portfolio Blended Composite Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Asset Allocation Portfolio Blended Composite Benchmark *
Average Annual Return, Percent	10.66%	7.18%	7.42%
Bloomberg US Aggregate Bond Index - LBUSTRUU
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Balanced Portfolio Blended Composite Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Balanced Portfolio Blended Composite Benchmark *
Average Annual Return, Percent	7.95%	5.45%	6.02%
S&P US 500 Total Return Index - SPTR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.53%	13.10%
Russell 1000 Value Index - RU10VATR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	14.37%	8.68%	8.49%
Russell 1000 Value Index - RU10VATR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	14.37%	8.68%	8.49%
Russell 1000 Growth Index - RU10GRTR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	33.36%	18.96%	16.78%
Russell 1000 Growth Index - RU10GRTR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	33.36%	18.96%	16.78%
Bloomberg US Corporate High Yield 2% Issuer Capped Index - LF89TRUU
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> U.S. Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent	8.19%	4.20%	5.16%
S&P US 400 Mid Cap Total Return Index - SPTRMDCP
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	13.93%	10.34%	9.68%
S&P US 600 Small Cap Total Return Index - SPTRSMCP
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	8.70%	8.36%	8.96%
Bloomberg US TIPS Index - LBUTTRUU
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> U.S. Treasury Inflation Protected Securities (TIPS) Index
Average Annual Return, Percent	1.84%	1.87%	2.24%
MSCI All Country World (ex-US) Value Index - MGCUWXUN
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> All Country World (ex-US) Value Index (Net)
Average Annual Return, Percent	6.04%	4.50%	4.07%
MSCI EAFE Growth Index - NDUGEAFE
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index (Net)
Average Annual Return, Percent	2.05%	4.00%	5.84%
Russell 1000 Value Index - RU10VATR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	14.37%	8.68%	8.49%
Bloomberg Long-Term U.S. Treasury Index - LUTLTRUU
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Long-Term Treasury Index
Average Annual Return, Percent	(6.41%)	(5.20%)	(0.64%)
Russell MidCap Growth Index - RUMCGRTR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell MidCap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	22.10%	11.47%	11.54%
Russell MidCap Value Index - RUMCVATR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell MidCap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	13.07%	8.59%	8.10%
PIMCO Blended Portfolio Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Portfolio Benchmark (as defined above)
Average Annual Return, Percent	5.65%	1.69%	3.58%
Bloomberg Credit Hedged USD Index - H04063US
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Global Credit Hedged USD Index
Average Annual Return, Percent	4.47%	1.08%	2.90%
MSCI EAFE Index - NDDUEAFE
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (Net)
Average Annual Return, Percent	3.82%	4.73%	5.20%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index - LGC3TRUU
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> 1-3 Year U.S. Government/ Credit Bond Index
Average Annual Return, Percent	4.36%	1.58%	1.63%
Russell 2000 Growth Index - RU20GRTR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	15.15%	6.86%	8.09%
Russell 2000 Value Index - RU20VATR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	8.05%	7.29%	7.14%